S000019848 [Member] Expense Example - Columbia Variable Portfolio - Large Cap Index Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Large Cap Index Fund Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	124
Expense Example, with Redemption, 5 Years	218
Expense Example, with Redemption, 10 Years	492
Columbia Variable Portfolio - Large Cap Index Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	83
Expense Example, with Redemption, 5 Years	145
Expense Example, with Redemption, 10 Years	330
Columbia Variable Portfolio - Large Cap Index Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	$ 640